Condensed Consolidated Statements of Cash Flows (Unaudited) (Parentheticals) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Noncash interest expense - related party amounts			$ 431	$ 2,271
Loss on issuance of convertible bridge loans including related party	$ 74	$ 0
Change in fair value convertible promissory notes	12.00%	12.00%	12.00%